UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-4338

HERITAGE CAPITAL APPRECIATION TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEVEN G. HILL, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

CLIFFORD J. ALEXANDER, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments

Heritage Capital Appreciation Trust
Investment Portfolio
July 31, 2007
(unaudited)

			% of net
	Shares	Value	assets
Common stocks
Advertising
Lamar Advertising Company, Class A	172,684	$10,279,879	1.5%
Beverages
PepsiCo, Inc.	420,110	27,567,618	3.9%
Biotechnology
Celgene Corporation*	245,600	14,873,536	2.1%
Genentech Inc.*	221,100	16,445,418	2.3%
Commercial services
Moody's Corporation	157,750	8,486,950	1.2%
The Western Union Company	1,157,567	23,093,462	3.3%
Computers
Research In Motion Ltd.*	46,600	9,972,400	1.4%
Diversified manufacturer
General Electric Company	367,500	14,244,300	2.0%
Electronics
Thermo Fisher Scientific Inc.*	466,700	24,366,407	3.4%
Financial services
American Express Company	330,798	19,364,915	2.7%
CME Group Inc.	11,075	6,118,938	0.9%
Discover Financial Services*	293,450	6,764,022	1.0%
Freddie Mac	570,363	32,664,689	4.6%
Morgan Stanley	210,700	13,457,409	1.9%
The Charles Schwab Corporation	1,722,629	34,676,522	4.9%
Household products
Fortune Brands, Inc.	262,403	21,333,364	3.0%
Internet
Google Inc., Class A*	42,000	21,420,000	3.0%
Yahoo! Inc.*	717,900	16,691,175	2.4%
Multimedia
Entravision Communications Corporation, Class A*	1,625,740	15,216,926	2.2%
The McGraw-Hill Companies, Inc.	479,110	28,986,155	4.1%
Viacom Inc., Class B*	172,829	6,619,351	0.9%
Oil & gas
Suncor Energy Inc.	85,900	7,771,373	1.1%
Oil & gas services
Baker Hughes Inc.	284,498	22,489,567	3.2%
Schlumberger Ltd.	321,000	30,405,120	4.3%
Weatherford International Ltd.*	191,400	10,590,162	1.5%
Pharmaceuticals
Amylin Pharmaceuticals Inc.*	336,001	15,627,407	2.2%
Merck & Co., Inc.	284,600	14,130,390	2.0%
Retail
CVS/Caremark Corporation	193,700	6,816,303	1.0%
Home Depot, Inc.	252,500	9,385,425	1.3%
Starbucks Corporation*	532,122	14,197,015	2.0%
Semiconductors
Linear Technology Corporation	293,850	10,475,752	1.5%
Software
Activision, Inc.*	784,025	13,414,668	1.9%
Microsoft Corporation	519,850	15,070,450	2.1%
Telecommunications
American Tower Corporation, Class A*	792,450	33,013,467	4.7%
Crown Castle International Corporation*	1,666,800	60,421,500	8.6%
QUALCOMM Inc.	588,440	24,508,526	3.5%
Sprint Nextel Corporation	1,028,500	21,115,105	3.0%
Total common stocks (cost $546,443,178)		682,075,666	96.6%

Repurchase agreement
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2007 @
4.95% to be repurchased at $35,283,851 on
August 1, 2007, collateralized by
$36,340,000 United States Treasury Notes,
4.625% due July 31, 2012 (market value
$36,305,931 including interest) (cost $35,279,000)		35,279,000	5.0%

Total investment portfolio (cost $581,722,178) (a)		717,354,666	101.6%
Other assets and liabilities, net,		(11,283,668)	-1.6%
Net assets		$706,070,998	100.0%
____________________
* Non-income producing security.
(a) The aggregate identified cost for federal income tax
purposes is substantially the same. Market value includes
net unrealized appreciation of $135,632,488 which consists
of aggregate gross unrealized appreciation for all
securities in which there is an excess of market value over
tax cost of $145,125,115 and aggregate gross unrealized
depreciation for all securities in which there is an excess
of tax cost over market value of $9,492,627.

NOTE 1 | Organization and investment objective Heritage Capital Appreciation Trust (the “Fund”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund seeks long-term capital appreciation.

Class offerings The Fund currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to the public.

•

Class A shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase.  Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase.

•

Class C shares are sold subject to a CDSC of 1% of the lower of net asset value or purchase price if redeemed prior to 1 year of purchase.

•

Class I, Class R-3 and Class R-5 shares are each sold without a front-end sales charge or a CDSC to qualified buyers. As of the fiscal quarter ended July 31, 2007, there were no shares issued in Class R-3.

Class B shares An additional class of shares outstanding in the Fund, Class B shares, is no longer available for purchase. On March 30, 2007, all remaining Class B shares converted over to Class A shares. The conversion from Class B shares was not a taxable event and all shareholders, as of the conversion date, were not charged a CDSC. After the conversion, there were no Class B shares outstanding in the Fund.

NOTE 2 | Significant accounting policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The price of each Fund’s shares is based on the Fund’s net asset value per share. Each Fund determines the net asset value of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the customary trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the Fund is priced, Heritage is not required to revalue the Fund.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of net asset value.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Board of Trustees. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards of Trustees. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values. Fair value pricing methods, Procedures and pricing services can change f rom time to time as approved by the Boards of Trustees. Pursuant to the Procedures, the Boards of Trustees have delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage, the manager and administrator for the Fund. The composition of this Valuation Committee may change from time to time. There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange traded equity securities Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

•

Short-term securities The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Repurchase agreements The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Expenses The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Class allocations Each class of shares has equal rights as to earnings and assets except that each class may bear different expense for distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains Distributions of net investment income are made annually. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Capital Appreciation Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Capital Appreciation Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Capital Appreciation Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                                                   HERITAGE CAPITAL APPRECIATION TRUST

Date:

September 28, 2007

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:

September 28, 2007

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Date:

September 28, 2007

/s/ Andrea N. Mullins

Andrea N. Mullins

Principal Financial Officer